Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories	Inventories are summarized as follows: Philips Group Inventories in millions of EUR

	2023	2024
Raw materials and supplies	1,309	1,344
Work in process	552	414
Finished goods	1,629	1,439
Inventories	3,491	3,198